SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2018 CNY (¥)
Foreign currency risk
Cash and cash equivalents	$ 124,171	¥ 167,660		¥ 853,740
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents		¥ 56,947		¥ 17,810
Product purchases | Suppliers risk | A
Concentration of credit risk
Concentration risk (as a percent)	13.90%	14.10%	12.40%
Product purchases | Suppliers risk | B
Concentration of credit risk
Concentration risk (as a percent)	12.70%
Accounts payable | Suppliers risk | A
Concentration of credit risk
Concentration risk (as a percent)	18.90%	16.00%